Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Insurance premium receivables	¥ 1,792	¥ 1,217
Restricted Cash, Current	0	24,680
Short-term borrowings	150,000	216,710
Accounts payable	262,266	680,369
Insurance premium payables	27,567	124,019
Contract liabilities	4,034	7,236
Other payables and accrued expenses	58,251	71,255
Payroll and welfare payable	43,938	93,451
Income taxes payable	2,440	2,440
Amounts due to related parties	495	11,875
Long-term borrowings	0	20,000
Deferred tax liabilities	12,491	4,892
Operating lease liabilities	¥ 176,032	¥ 249,183
Treasury Stock, Shares | shares	16,534,600	3,436,860
Common Class A [Member]
Common shares authorized | shares	7,000,000,000	7,000,000,000
Common shares issued | shares	894,456,046	894,456,046
Common shares outstanding | shares	873,068,986	886,166,726
Common Class B [Member]
Common shares authorized | shares	800,000,000	800,000,000
Common shares issued | shares	150,591,207	150,591,207
Common shares outstanding | shares	150,591,207	150,591,207
Variable Interest Entity [Member]
Restricted cash	¥ 55,458	¥ 127,315
Insurance premium receivables	1,792	1,217
Short-term borrowings	150,000	216,710
Accounts payable	261,993	680,183
Insurance premium payables	27,567	124,019
Contract liabilities	702	2,681
Other payables and accrued expenses	195,136	207,461
Payroll and welfare payable	39,674	92,094
Income taxes payable	2,440	2,440
Amounts due to related parties	495	11,875
Long-term borrowings	0	20,000
Deferred tax liabilities	12,054	4,455
Operating lease liabilities	176,032	245,396
Other non-current liabilities	0	0
Variable Interest Entity [Member] | Nonrecourse [Member]
Operating lease liabilities	¥ 10,075	¥ 12,362